UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) :  |_| is a restatement
                                    |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Asset Management, Inc.
Address: 253 Riverside Avenue
         Westport, CT 06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ronald H. Oliver
Title:  President
Phone:  203-227-3601

Signature, Place, and Date of Signing:

      /s/ Ronald H. Oliver       Westport, Connecticut     May 9, 2006
      --------------------       ---------------------     -----------

Report Type  (Check only one):

|X| 13F Holdings Report
|_| 13F Notice
|_| 13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  110

Form 13F Information Table Value Total (x$1,000):  $2,457,701

List of Included Managers:

         Andrew J. Knuth     Westport Asset Management, Inc.
         Edmund H. Nicklin   Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
                31-Mar-06

                                                                                                           Voting Authority
                                                                                                           ----------------
                                 Title of               Value     Shares/  Sh/  Put/  Invstmt Other
Name of Issuer                    class      CUSIP     (x$1000)   Prn Amt  Prn  Call  Dscretn Managers  Sole     Shared    None
------------------------------   --------  ---------   --------   -------  ---  ----  ------- --------  ----    --------  -------
AAR Corp.                        COM      000361105     19939      700100  SH         Defined                    625000    75100
Airgas, Inc.                     COM      009363102      2322       59400  SH         Defined                     59400
Alabama National Bancorp         COM      010317105      7825      114400  SH         Defined                    114400
Americanwest Bancorporation      COM      03058P109      2826      106779  SH         Defined                     16000    90779
Amphenol Corp.                   COM      032095101       209        4000  SH         Defined                      4000
Applebees International, Inc.    COM      037899101     39609     1613398  SH         Defined  1                1505273   108125
Arbitron, Inc.                   COM      03875Q108      4643      137300  SH         Defined  1                 137300
Arthur J. Gallagher & Company    COM      363576109     20421      734300  SH         Defined  1                 709300    25000
Astoria Financial Corp.          COM      046265104      2531       81765  SH         Defined                     81765
Baker Hughes, Inc.               COM      057224107      1876       27429  SH         Defined                     27429
Bank of America Corp.            COM      060505104       254        5580  SH         Defined                      5580
BankUnited Financial Corp. - C   COM      06652B103     57553     2128422  SH         Defined  1                1858422   270000
Banner Corporation               COM      06652V109     26706      785465  SH         Defined                    749165    36300
Beasley Broadcast Group, Inc.    COM      074014101     13672     1127124  SH         Defined                   1017124   110000
Berry Petroleum Co.              COM      085789105      3087       45100  SH         Defined  1                  45100
Big Lots, Inc.                   COM      089302103     71653     5132701  SH         Defined  1                4627164   505537
Brown & Brown, Inc.              COM      115236101     46825     1410400  SH         Defined                   1350400    60000
C&D Technologies, Inc.           COM      124661109       527       57000  SH         Defined                     57000
CACI International, Inc.         COM      127190304     11894      180900  SH         Defined  1                 150900    30000
Caremark Rx, Inc.                COM      141705103     12178      247614  SH         Defined                    247614
Ceridian Corp.                   COM      156779100     22129      869500  SH         Defined                    869500
Charles River Laboratories Int   COM      159864107     16452      335616  SH         Defined                    335616
Checkpoint Systems, Inc.         COM      162825103     68168     2536000  SH         Defined  1                2223600   312400
Chittenden Corp.                 COM      170228100     15648      540156  SH         Defined                    495625    44531
Columbia Banking System, Inc.    COM      197236102      7118      212730  SH         Defined                    212730
Comstock Resources, Inc.         COM      205768203     35082     1181600  SH         Defined  1                1181600
Con-way Inc.                     COM      205944101     10348      207200  SH         Defined                    162200    45000
ConocoPhillips                   COM      20825C104      6315      100000  SH         Defined                    100000
Constellation Brands, Inc. - C   COM      21036P108      9114      363835  SH         Defined                    232000   131835
Cox Radio, Inc. - Class A        COM      224051102     24337     1813500  SH         Defined  1                1665400   148100
Darden Restaurants, Inc.         COM      237194105      6072      148000  SH         Defined                    148000
Del Monte Foods Company          COM      24522P103      5361      452000  SH         Defined                    392000    60000
Delta & Pine Land Company        COM      247357106      7579      251300  SH         Defined  1                 251300
Devon Energy Corp.               COM      25179M103     22861      373726  SH         Defined                    311212    62514
Devry, Inc.                      COM      251893103     86134     3782800  SH         Defined  1                3389400   393400
Downey Financial Corp.           COM      261018105     57892      860208  SH         Defined  1                 771851    88357
EGL Inc.                         COM      268484102     65456     1454568  SH         Defined  1                1289818   164750
EMS Technologies, Inc.           COM      26873N108      3642      202000  SH         Defined  1                 202000
Emmis Communications Corp.       COM      291525103     17719     1107453  SH         Defined  1                1069903    37550
FNB Corp.                        COM      302520101      1168       68323  SH         Defined                     40643    27680
Fairchild Semiconductor Corp.    COM      303726103     12945      678800  SH         Defined                    678800
Fifth Third Bancorp              COM      316773100      1109       28182  SH         Defined                      3308    24874
First Bank NW Corp.              COM      33762X106      2883      156760  SH         Defined                    156760
Fisher Scientific Internationa   COM      338032204     15209      223500  SH         Defined                    204300    19200
Florida East Coast Industries,   COM      340632108     11212      208006  SH         Defined  1                 208006
Gaylord Entertainment Company    COM      367905106     12791      281865  SH         Defined                    262765    19100
General Communication, Inc. -    COM      369385109     28089     2323328  SH         Defined  1                2093128   230200
General Electric                 COM      369604103       504       14500  SH         Defined                     14500
Harbor Florida Bancshares, Inc   COM      411901101     17845      471208  SH         Defined                    424208    47000
Helmerich & Payne                COM      423452101      6284       90000  SH         Defined  1                  90000
Hilb, Rogal & Hobbs Company      COM      431294107     88043     2135919  SH         Defined  1                1879219   256700
Houston Exploration Company      COM      442120101     21565      409200  SH         Defined  1                 409200
IMS Health, Inc.                 COM      449934108     21215      823237  SH         Defined                    823237
ITT Educational Services, Inc.   COM      45068B109    146351     2284950  SH         Defined                   2169850   115100
JLG Industries, Inc.             COM      466210101     50191     1630100  SH         Defined                   1506100   124000
Jack Henry & Associates, Inc.    COM      426281101      3430      150000  SH         Defined  1                 150000
LTX Corporation                  COM      502392103       286       53000  SH         Defined                     53000
Lincare Holdings, Inc.           COM      532791100     22694      582500  SH         Defined                    542500    40000
Lubrizol Corp.                   COM      549271104     16592      387200  SH         Defined                    387200
Lydall, Inc.                     COM      550819106      5002      518300  SH         Defined                    518300
MRO Software, Inc.               COM      55347W105      6024      377459  SH         Defined  1                 329159    48300
Map Info Corp.                   COM      565105103       752       53635  SH         Defined                     13635    40000
Morgans Hotel Group              COM      61748W108      2684      151991  SH         Defined                    151991
Nat.West.Life Ins.               COM      638522102     48794      210055  SH         Defined                    210055
North Valley Bancorp             COM      66304M105      1245       69300  SH         Defined                              69300
Orient Express Hotels Ltd. - C   COM      G67743107     48716     1241800  SH         Defined  1                1113600   128200
Owens & Minor, Inc.              COM      690732102     49519     1511100  SH         Defined                   1262300   248800
Parametric Technology Corp.      COM      699173209     15891      973102  SH         Defined  1                 973102
People's Bank                    COM      710198102     27795      848696  SH         Defined                    716696   132000
Perkin Elmer, Inc.               COM      714046109      2096       89300  SH         Defined                     89300
Perot Systems Corp. - Class A    COM      714265105     17460     1122114  SH         Defined  1                1020014   102100
Pioneer Drilling Co., Ltd.       COM      723655106      3746      228000  SH         Defined                    228000
Pogo Producing Company           COM      730448107     79581     1583700  SH         Defined  1                1505400    78300
Praxair, Inc.                    COM      74005P104       353        6400  SH         Defined                      6400
Precision Castparts Corp.        COM      740189105      9872      166200  SH         Defined                    166200
Preferred Bank, Los Angeles      COM      740367107      2166       42890  SH         Defined  1                  42890
Pres.Realty B                    COM      741004204       577       86200  SH         Defined                     86200
Reynolds & Reynolds Company (T   COM      761695105     10252      361000  SH         Defined  1                 331800    29200
Rockwell Collins, Inc.           COM      774341101       225        4000  SH         Defined                      4000
Rogers Corp.                     COM      775133101     70459     1293301  SH         Defined  1                1183301   110000
Ross Stores, Inc.                COM      778296103     31128     1066378  SH         Defined                   1066378
Ruby Tuesday, Inc.               COM      781182100     84481     2633433  SH         Defined  1                2333800   299633
SNB Bancshares, Inc.             COM      78460M209     22641     1234513  SH         Defined  1                1123044   111469
Saks, Inc.                       COM      79377w108     42382     2195950  SH         Defined                   1825950   370000
Salem Communications Corp.       COM      794093104      6767      450823  SH         Defined                    450823
Sequa Corp. A                    COM      817320104     13301      136000  SH         Defined                    121600    14400
Sequa Corp. B                    COM      817320203      3741       38300  SH         Defined                     38300
Southwestern Energy Company      COM      845467109     17894      555900  SH         Defined                    555900
St. Joe Company (The)            COM      790148100     30352      483000  SH         Defined                    443000    40000
Sterling Financial Corp.         COM      859319105     19321      666230  SH         Defined                    666230
Stone Energy Corp.               COM      861642106      9047      205000  SH         Defined                    205000
SunTrust Bank Inc.               COM      867914103       821       11285  SH         Defined                     11285
Synopsys, Inc.                   COM      871607107     24817     1110392  SH         Defined  1                1110392
TJX Companies                    COM      872540109     24738      996700  SH         Defined                    916700    80000
Texas Instruments, Inc.          COM      882508104      6370      196168  SH         Defined                    196168
The Brink's Company              COM      109696104     50508      995035  SH         Defined                    881643   113392
The South Financial Group, Inc   COM      837841105     35274     1348894  SH         Defined  1                1284894    64000
Thomas & Betts Corp.             COM      884315102     17793      346300  SH         Defined                    346300
Timberland Bancorp.              COM      887098101      2645       93800  SH         Defined                     93800
Triad Hospitals, Inc.            COM      89579K109     53376     1273902  SH         Defined                   1137855   136047
United Rentals, Inc.             COM      911363109     24088      698200  SH         Defined  1                 648000    50200
Universal Health Services, Inc   COM      913903100     69321     1364848  SH         Defined  1                1224948   139900
Vishay Intertechnology, Inc.     COM      928298108     15144     1063500  SH         Defined  1                1013500    50000
Volt Information Sciences, Inc   COM      928703107      4220      138100  SH         Defined                    138100
W-H Energy Services, Inc.        COM      92925E108      5432      122100  SH         Defined  1                 122100
Wachovia Corp.                   COM      929903102       282        5028  SH         Defined                      5028
Webster Financial Corp.          COM      947890109     24854      512868  SH         Defined                    455702    57166
Young Broadcasting, Inc.         COM      987434107       204       60000  SH         Defined                              60000
iShares Russell 2000 Index Fun   COM      464287655     98046     1290590  SH         Defined  1                1290590
Constellation Brands Inc.     convt pref  21036P306      1126       30000  SH         Defined                     30000